UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-08342

 NAME OF REGISTRANT:                     Stategic Income Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Alan R. Dynner, Esq.
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2004 - 06/30/2005

ITEM 1. PROXY VOTING RECORD

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.


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Strategic Income Portfolio
--------------------------------------------------------------------------------------------------------------------------

 CALAMOS CONV OPPS & INCOME FUND                                                             Agenda Number:  932274981
--------------------------------------------------------------------------------------------------------------------------

        Security:  128117603
    Meeting Type:  Annual
    Meeting Date:  06-Apr-2005
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOHN P. CALAMOS, SR.                                      Mgmt          For                            For
       WESTON W. MARSH                                           Mgmt          For                            For
       WILLIAM R. RYBAK                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------

 COHEN & STEERS ADVANTAGE INC RLTY FD                                                        Agenda Number:  932282394
--------------------------------------------------------------------------------------------------------------------------

        Security:  19247W508
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2005
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       BONNIE COHEN                                              Mgmt          For                            For
       RICHARD E. KROON                                          Mgmt          For                            For
       C. EDWARD WARD JR.                                        Mgmt          For                            For
       WILLARD H. SMITH JR.                                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------

 COHEN & STEERS PREMIUM INCOME REALTY                                                        Agenda Number:  932282356
--------------------------------------------------------------------------------------------------------------------------

        Security:  19247V609
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2005
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       BONNIE COHEN                                              Mgmt          For                            For
       RICHARD E. KROON                                          Mgmt          For                            For
       C. EDWARD WARD JR.                                        Mgmt          For                            For
       WILLARD H. SMITH JR.                                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------

 COHEN & STEERS QUALITY INC RLTY, FD                                                         Agenda Number:  932282370
--------------------------------------------------------------------------------------------------------------------------
        Security:  19247L502
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2005
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       BONNIE COHEN                                              Mgmt          For                            For
       RICHARD E. KROON                                          Mgmt          For                            For
       C. EDWARD WARD JR.                                        Mgmt          For                            For
       WILLARD H. SMITH JR.                                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------

 COHEN & STEERS REIT & PFD INCOME FUN                                                        Agenda Number:  932280718
--------------------------------------------------------------------------------------------------------------------------

        Security:  19247X308
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2005
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       BONNIE COHEN                                              Mgmt          For                            For
       RICHARD E. KROON                                          Mgmt          For                            For
       C. EDWARD WARD JR.                                        Mgmt          For                            For
       WILLARD H. SMITH JR.                                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------

 COHEN & STEERS REIT & PFD INCOME FUN                                                        Agenda Number:  932280718
--------------------------------------------------------------------------------------------------------------------------

        Security:  19247X605
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2005
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       BONNIE COHEN                                              Mgmt          For                            For
       RICHARD E. KROON                                          Mgmt          For                            For
       C. EDWARD WARD JR.                                        Mgmt          For                            For
       WILLARD H. SMITH JR.                                      Mgmt          For                            For



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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Stategic Income Portfolio
By (Signature)       /s/ Mark S. Venezia
Name                 Mark S. Venezia
Title                President
Date                 08/29/2005